Business Combination - Shares outstanding (Details)			3 Months Ended	6 Months Ended	12 Months Ended
	May 09, 2024 USD ($) shares	Jan. 01, 2022 shares	Jun. 30, 2024 shares	Jun. 30, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Aug. 07, 2024 USD ($)	Jan. 01, 2023 shares
Business Combination
Common stock, shares outstanding			122,096,270	122,096,270	69,242,940	68,845,564
Preferred stock, shares issued			0	0
Common stock, shares issued			122,096,270	122,096,270	69,242,940	68,845,564
Shares issued on exercise of options					397,376
Transaction costs | $							$ 325,000
Class A Common Stock
Business Combination
Common stock, shares outstanding	122,096,270
Shares issued on exercise of options			0	1,345,625	1,345,625
Class A Common Stock | Legacy Oklo common stock options
Business Combination
Shares issued on exercise of options		2,621,573			397,376	878,572
Class A Common Stock | Legacy Oklo Stockholders
Business Combination
Exchange ratio	6.062
Common stock, shares outstanding	78,996,459
Shares issued	70,588,565
Shares outstanding	70,588,565
Preferred stock, shares issued	39,923,611
Common stock, shares issued		28,043,381						28,921,953
Shares issued on exercise of options		28,043,381		1,345,625	8,407,894	39,923,611
Shares issued on conversion of debt	8,407,894
Class A Common Stock | Legacy Oklo Stockholders | Legacy Oklo common stock options
Business Combination
Shares issued on exercise of options					397,376
Class A Common Stock | Legacy Oklo Stockholders | Retroactive Application Of Recapitalization
Business Combination
Shares issued	68,845,564
Class A Common Stock | AltC Sponsor LLC
Business Combination
Shares issued to sponsor in exchange	1,450,000
Founder shares to be vested	12,500,000
AltC | Class A Common Stock
Business Combination
Shares issued to sponsor in exchange	1,450,000
AltC | Class A Common Stock | AltC Stockholders
Business Combination
Common stock, shares outstanding	13,950,000
AltC | Class A Common Stock | AltC Sponsor LLC
Business Combination
Common stock, shares outstanding	29,149,811
AltC | Class A Common Stock | AltC Public Stockholders
Business Combination
Common stock, shares outstanding	43,099,811
Legacy Oklo | Class A Common Stock
Business Combination
Number of shares exchanged	78,996,459
Exchange ratio	6.062
Shares reserved for issuance for options assumed	10,432,749
Shares reserved for issuance for earnout shares	15,000,000
Common stock, shares outstanding	4,771,025	4,626,094
Legacy Oklo | AltC | Class A Common Stock
Business Combination
Shares issued on conversion of debt				8,407,894	8,407,894
Transaction costs | $	$ 14,661,884